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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207

Date of fiscal year end:         May 31, 2011

Date of reporting period:       November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semi-Annual Report 2010

Stadion Managed Portfolio
Stadion Core Advantage Portfolio
November 30, 2010
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS	January 4, 2011

Dear Stadion Shareholder,

Enclosed for your review is the semi-annual report for the six months ended November 30, 2010 for Stadion Managed Portfolio (“Managed Portfolio”) and Stadion Core Advantage Portfolio (“Core Advantage Portfolio”), each a series of Stadion Investment Trust. In managing each Fund, we use our proprietary technically driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, the six months ending November 30, 2010 was initially challenging for a risk adverse management style like ours; however, the last few months of the reporting period allowed our methods to work well for a trend following strategy like ours.

MARKET AND FUNDS PERFORMANCE OVERVIEW

During the six months ended November 30, 2010, the equity market averages experienced positive returns. The S&P 500 Index was up 9.50%, the NASDAQ Composite Index was up 11.31%, the Russell 2000 Index was up 10.57%, and the Dow Jones Industrial Average was up 10.08%. During this same period, Managed Portfolio – Class A was up 4.56% and Core Advantage Portfolio – Class A was up 7.24% (excluding the impact of sales charges). At the end of this reporting period (November 30, 2010), the market was in a nice consistent up trend, the second one this year. (The last one was from mid-February to late April.)

The reporting period began a few weeks after the so called flash crash of May 6th. Our model had us completely out of the market just prior to that period, not because it foresaw the flash crash, but because the market had peaked and was starting downward over two weeks prior to that. Our technical model kept us fully into our most defensive positions during that period until mid-July. A small rally ensued in mid-July which got us into a fully invested stance; however, it did not last long as a decline began in earnest in early August. Finally, a strong rally began in all markets in early to mid September in which we became fully invested and essentially remained so for the rest of this reporting period. However, in early November, there was a mild pull back which took some of our positions to cash as they hit their pre-determined stop levels. Once the market resumed its uptrend, we reallocated those funds fairly quickly based upon our asset commitment rules.

During this past six month reporting period, our rules-based technical model performed as expected. We participated in the significant up trends, avoided most of the down trends, and had a couple of small whipsaw trades. Recall, if the market experiences a downward trend, our stop-loss protection is designed to take us to a defensive position. The act of being invested in a market rally and soon thereafter being stopped out of the position(s) is called a whipsaw. While we do not like to experience whipsaws, we believe they are a small price to pay in order to preserve assets from huge market declines. When we discuss a “defensive posture” or “defensive position” we generally mean a Fund is invested in cash and cash equivalents. See the discussion below for a better understanding of each Fund’s investment strategy.

MARKET OUTLOOK

We believe our money management style has to be observed over the full cycle of a bull/bear market to fully realize the value of this style of investing. In our opinion, a full cycle is the appropriate measuring stick for our Funds. Because of our risk adverse methodology, we will generally underperform during up markets because we will not remain invested when the market experiences a pull back, and therefore we drop behind. However, when the market experiences a bear market (there have been two bear markets in the last ten years), we typically expect to outperform the major equity market indices. In our

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

view there will be more bear markets. In the last 110 years, there have been 33 bear markets (declines greater than 20%) using the Dow Jones Industrial Average for this measurement. We do not forecast the market; in fact, we strongly believe no one can. We react to the market using our rules-based, trend-following model. That keeps the subjectivity and human emotion out of the process. Our goal of preserving hard-earned capital is designed to make investing more enjoyable. Hence, we will continue to follow our trend following model and let it separate us from the emotion-driven world of forecast and prediction.

STADION ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however, Core Advantage Portfolio uses a core-satellite approach where the core position is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a technically driven rules-based model. We determine the amount of assets to commit to the equity market using this decision process. We invest in the markets when, based on our model, we have a positive expectation of profit. Our portfolios generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy is designed to take us into defensive positions when our models identify unfavorable trends in the market. To select investments, we utilize our proprietary technical ranking and screening system, which looks at the individual performance measures of each ETF, the ETF’s relative performance to the overall market, and its performance relative to its associated market sector. As an example, if we own a technology ETF, it is not because it is technology that we own it, it is because the technology ETF has exhibited the appropriate technical performance attributes that are outlined in our buy rules. Once we purchase an ETF, we manage it based upon its performance; due to stop-loss protections built into our model, we generally will not continue to hold an asset that is not performing well. This approach is designed to help limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

STADION CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times. The core portion is invested in broad-based market index ETFs and major sector-based ETFs. The percentages of holdings of each are determined by the relative strength of these asset classes. The satellite portion is actively managed primarily using market sectors, broad-based indices, international, and at times, specialty ETFs. Historically, each year a few asset classes will outperform the general market and the goal for this portion of Core Advantage Portfolio is to capitalize on that performance using our technical ranking and screening system, which is geared to not only individual ETF performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that are designed to take defensive positions during down markets.

STADION MANAGED PORTFOLIO

This Fund is our moderate portfolio, and is managed based upon our rules-based technical model. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it differs from Stadion Core Advantage Portfolio in that it may take a fully defensive position (i.e. 100% invested in cash or cash equivalents) as determined by

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

our technical models. This Fund is managed similarly to the satellite (actively managed) portion of Stadion Core Advantage Portfolio. It is appropriate for those who prefer a fully active approach to managing their money.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
Stadion Money Management

Greg Morris
Chairman, Investment Committee

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Funds’ prospectus contains this and other important information. For information on the Funds’ expense ratios, please see the Financial Highlights tables found within this Report.

Investment in the Funds is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since each Stadion Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which a Stadion fund invests in addition to a Stadion Fund’s direct fees and expenses. More information about these risks and other risks can be found in the Funds’ prospectus.

STADION MANAGED PORTFOLIO
PORTFOLIO ALLOCATION (% OF NET ASSETS) November 30, 2010 (Unaudited)

STADION CORE ADVANTAGE PORTFOLIO
PORTFOLIO ALLOCATION (% OF NET ASSETS) November 30, 2010 (Unaudited)

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS November 30, 2010 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS — 24.8%	Value
1,338,760	Consumer Discretionary Select Sector SPDR Fund (The)	$48,396,174
774,110	Energy Select Sector SPDR Fund (The)	48,490,250
670,960	iShares Russell 2000 Index Fund	48,778,792
626,110	SPDR S&P MidCap 400 ETF Trust	97,040,789

	Total Exchange-Traded Funds (Cost $231,226,768)	$242,706,005

Shares	MONEY MARKET FUNDS — 20.6%	Value
202,400,316	Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (a) (Cost $202,400,316)	$202,400,316

	Total Investments at Value — 45.4% (Cost $433,627,084)	$445,106,321

	Other Assets in Excess of Liabilities — 54.6%	534,247,857

	Net Assets — 100.0%	$979,354,178

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2010.

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS November 30, 2010 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS — 65.8%	Value
68,910	Consumer Discretionary Select Sector SPDR Fund (The)	$2,491,096
39,490	Energy Select Sector SPDR Fund (The)	2,473,654
69,048	iShares MSCI EAFE Index Fund	3,745,854
123,190	iShares Russell 2000 Index Fund	8,955,913
41,560	SPDR S&P 500 ETF Trust	4,924,029
64,011	SPDR S&P MidCap 400 ETF Trust	9,921,065

	Total Exchange-Traded Funds (Cost $30,226,608)	$32,511,611

Shares	MONEY MARKET FUNDS — 14.0%	Value
6,890,946	Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (a) (Cost $6,890,946)	$6,890,946

	Total Investments at Value — 79.8% (Cost $37,117,554)	$39,402,557

	Other Assets in Excess of Liabilities — 20.2%	9,981,509

	Net Assets — 100.0%	$49,384,066

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES November 30, 2010 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
ASSETS
Investments in securities:
At acquisition cost	$433,627,084	$37,117,554
At value (Note 2)	$445,106,321	$39,402,557
Dividends receivable	3,870	135
Receivable for investment securities sold	530,914,505	9,805,239
Receivable for capital shares sold	4,811,208	186,541
Other assets	162,806	27,548
TOTAL ASSETS	980,998,710	49,422,020

LIABILITIES
Payable for capital shares redeemed	1,288,262	8,998
Payable to Advisor (Note 5)	27,866	2,033
Accrued distribution fees (Note 5)	214,214	2,139
Accrued compliance fees (Note 5)	6,500	380
Payable to administrator (Note 5)	107,690	13,760
Other accrued expenses and liabilities	—	10,644
TOTAL LIABILITIES	1,644,532	37,954

NET ASSETS	$979,354,178	$49,384,066

Net assets consist of:
Paid-in capital	$930,681,055	$48,313,901
Accumulated net investment loss	(3,920,008)	(251,491)
Accumulated net realized gains (losses) from security transactions	41,113,894	(963,347)
Net unrealized appreciation on investments	11,479,237	2,285,003
Net assets	$979,354,178	$49,384,066

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2010 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$750,652,858	$45,375,613
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	74,435,122	4,139,484
Net asset value and redemption price per share (Note 2)	$10.08	$10.96
Maximum offering price per share (Note 2)	$10.69	$11.63

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$125,024,498	$3,714,182
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,519,942	341,657
Net asset value, offering price and redemption price per share (Note 2)	$9.99	$10.87

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$103,676,822	$294,271
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,262,912	26,811
Net asset value, offering price and redemption price per share (Note 2)	$10.10	$10.98

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF OPERATIONS For the Six Months Ended November 30, 2010 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
INVESTMENT INCOME
Dividends	$2,223,255	$204,489

EXPENSES
Investment advisory fees (Note 5)	4,022,964	285,754
Distribution fees, Class A (Note 5)	793,296	53,579
Distribution fees, Class C (Note 5)	448,960	13,775
Administration fees (Note 5)	296,341	31,725
Transfer agent fees, Class A (Note 5)	164,379	10,298
Transfer agent fees, Class C (Note 5)	38,390	9,000
Transfer agent fees, Class I (Note 5)	10,539	6,000
Registration fees, Common	59,831	4,818
Registration fees, Class A	36,610	4,915
Registration fees, Class C	16,216	8,220
Registration fees, Class I	8,645	5,690
Professional fees	85,754	14,013
Fund accounting fees (Note 5)	52,857	23,294
Compliance fees (Note 5)	38,956	2,294
Custodian and bank service fees	27,592	2,817
Insurance expense	18,635	2,716
Printing of shareholder reports	10,993	3,374
Organization expenses, Class I	3,500	3,500
Trustees’ fees	2,620	180
Other expenses	6,185	18,198
TOTAL EXPENSES	6,143,263	504,160
Fees waived by the Advisor (Note 5)	—	(557)
Class A expenses reimbursed by the Advisor (Note 5)	—	(15,213)
Class C expenses reimbursed by the Advisor (Note 5)	—	(17,220)
Class I expenses reimbursed by the Advisor (Note 5)	—	(15,190)
NET EXPENSES	6,143,263	455,980

NET INVESTMENT LOSS	(3,920,008)	(251,491)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	30,371,085	2,335,509
Net change in unrealized appreciation/ depreciation on investments	11,591,192	1,196,546
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	41,962,277	3,532,055

NET INCREASE IN NET ASSETS FROM OPERATIONS	$38,042,269	$3,280,564

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Managed Portfolio		Core Advantage Portfolio
	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010	Six Months Ended November 30, 2010 (Unaudited)	Year Ended May 31, 2010
FROM OPERATIONS
Net investment loss	$(3,920,008)	$(1,803,119)	$(251,491)	$(226,236)
Net realized gains from security transactions	30,371,085	18,199,106	2,335,509	2,865,407
Net change in unrealized appreciation/ depreciation on investments	11,591,192	(5,575,186)	1,196,546	1,453,934
Net increase in net assets from operations	38,042,269	10,820,801	3,280,564	4,093,105

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
CLASS A
Proceeds from shares sold	329,042,830	401,102,428	4,222,810	13,930,720
Payments for shares redeemed	(104,794,893)	(54,284,799)	(3,074,804)	(5,655,071)
Net increase in net assets from Class A share transactions	224,247,937	346,817,629	1,148,006	8,275,649

CLASS C
Proceeds from shares sold	68,974,501	56,583,502	2,180,628	1,553,213
Payments for shares redeemed	(3,701,241)	(1,928,444)	(146,494)	(90,259)
Net increase in net assets from Class C share transactions	65,273,260	54,655,058	2,034,134	1,462,954

CLASS I
Proceeds from shares sold	101,748,818	1,000	283,210	1,000
Payments for shares redeemed	(1,652,584)	—	(33)	—
Net increase in net assets from Class I share transactions	100,096,234	1,000	283,177	1,000

TOTAL INCREASE IN NET ASSETS	427,659,700	412,294,488	6,745,881	13,832,708

NET ASSETS
Beginning of period	551,694,478	139,399,990	42,638,185	28,805,477
End of period	$979,354,178	$551,694,478	$49,384,066	$42,638,185

ACCUMULATED NET INVESTMENT LOSS	$(3,920,008)	$—	$(251,491)	$—

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO
CLASS A FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2010 (Unaudited)		Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2008	Period Ended May 31, 2007(a)
Net asset value, beginning of period	$9.64		$9.29		$9.47		$10.34	$9.47

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)		(0.03)		0.14	0.05
Net realized and unrealized gains (losses) on securities	0.48		0.38		(0.14)		(0.17)	1.12
Total from investment operations	0.44		0.35		(0.17)		(0.03)	1.17

Less distributions:
Dividends from net investment income	—		—		(0.00	)(b)	(0.19)	(0.05)
In excess of net investment income	—		—		(0.01)		—	—
Distributions from net realized gains	—		—		(0.00	)(b)	(0.65)	(0.25)
Total distributions	—		—		(0.01)		(0.84)	(0.30)

Net asset value, end of period	$10.08		$9.64		$9.29		$9.47	$10.34

Total return (c)	4.56%	(d)	3.77%		(1.80%	)	(0.47% )	12.53%	(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$750,653		$496,412		$139,400		$93,855	$536

Ratio of total expenses to average net assets (e)	1.52%	(f)	1.67%		1.83%		1.87%	2.06%	(f)(g)

Ratio of net expenses to average net assets (e)	1.52%	(f)	1.67%		1.83%		1.87%	1.95%	(f)

Ratio of net investment income (loss) to average net assets	(0.95%	)(f)	(0.57%	)	(0.48%	)	1.38%	0.71%	(f)

Portfolio turnover rate	464%	(d)	944%		449%		870%	346%	(d)

(a)	Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(d)	Not annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers by the Advisor and the administrator (Note 5).

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO
CLASS C FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2010 (Unaudited)		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$9.59		$9.54

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.05)
Net realized and unrealized gains on securities	0.46		0.10
Total from investment operations	0.40		0.05

Net asset value, end of period	$9.99		$9.59

Total return (b)	4.17%	(c)	0.52%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$125,024		$55,281

Ratio of total expenses to average net assets (d)	2.32%	(e)	2.51%	(e)(f)

Ratio of net expenses to average net assets (d)	2.32%	(e)	2.48%	(e)

Ratio of net investment loss to average net assets	(1.74%	)(e)	(1.60%	)(e)

Portfolio turnover rate	464%	(c)	944%	(g)

(a)	Represents the period from October 1, 2009 (date of initial public offering) through May 31, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Annualized.

(f)	Reflects total expenses prior to expense reimbursements by the Advisor (Note 5).

(g)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO
CLASS I FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2010 (Unaudited)		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$9.64		$9.64

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.00	)(b)
Net realized and unrealized gains on securities	0.47		—
Total from investment operations	0.46		(0.00)

Net asset value, end of period	$10.10		$9.64

Total return (c)	4.77%	(d)	0.00%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$103,677		$1

Ratio of net expenses to average net assets (e)	1.27%	(f)	1.70%	(f)

Ratio of net investment loss to average net assets	(0.59%	)(f)	(1.70%	)(f)

Portfolio turnover rate	464%	(d)	944%	(g)

(a)	Represents the period from May 28, 2010 (date of initial public offering) through May 31, 2010.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO
CLASS A FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2010 (Unaudited)		Year Ended May 31, 2010		Year Ended May 31, 2009	Year Ended May 31, 2008	Period Ended May 31, 2007(a)
Net asset value, beginning of period	$10.22		$8.98		$11.11	$11.99	$10.38

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.05)		(0.04)	0.03	(0.01)
Net realized and unrealized gains (losses) on securities	0.79		1.29		(2.08)	(0.48)	1.62
Total from investment operations	0.74		1.24		(2.12)	(0.45)	1.61

Less distributions:
Dividends from net investment income	—		—		—	(0.03)	—
In excess of net investment income	—		—		(0.01)	(0.01)	—
Distributions from net realized gains	—		—		—	(0.39)	—
Total distributions	—		—		(0.01)	(0.43)	—

Net asset value, end of period	$10.96		$10.22		$8.98	$11.11	$11.99

Total return (b)	7.24%	(c)	13.81%		(19.11% )	(3.89% )	15.51%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$45,376		$41,179		$28,805	$36,762	$41

Ratio of total expenses to average net assets (d)	2.02%	(e)(f)	2.11%	(e)	2.23%	2.17%	2.39%	(e)(f)

Ratio of net expenses to average net assets (d)	1.95%	(f)	1.95%		2.23%	2.17%	2.37%	(f)

Ratio of net investment income (loss) to average net assets	(1.05%	)(f)	(0.62%	)	(0.41% )	0.25%	(0.31%	)(f)

Portfolio turnover rate	207%	(c)	471%		346%	541%	291%	(c)

(a)	Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor and the administrator (Note 5).

(f)	Annualized.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO
CLASS C FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2010 (Unaudited)		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$10.17		$9.75

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.06)
Net realized and unrealized gains on securities	0.78		0.48
Total from investment operations	0.70		0.42

Net asset value, end of period	$10.87		$10.17

Total return (b)	6.88%	(c)	4.31%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,714		$1,458

Ratio of total expenses to average net assets (d)	3.94%	(e)(f)	7.53%	(e)(f)

Ratio of net expenses to average net assets (d)	2.70%	(f)	2.70%	(f)

Ratio of net investment loss to average net assets	(1.88%	)(f)	(1.82%	)(f)

Portfolio turnover rate	207%	(c)	471%	(g)

(a)	Represents the period from October 1, 2009 (date of initial public offering) through May 31, 2010.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

(f)	Annualized.

(g)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO
CLASS I FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2010 (Unaudited)		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$10.22		$10.22

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.00	)(b)
Net realized and unrealized gains on securities	0.79		—
Total from investment operations	0.76		(0.00)

Net asset value, end of period	$10.98		$10.22

Total return (c)	7.44%	(d)	0.00%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$294		$1

Ratio of total expenses to average net assets (e)	30.93%	(f)(g)	1.70%	(f)

Ratio of net expenses to average net assets (e)	1.70%	(f)	1.70%	(f)

Ratio of net investment loss to average net assets	(1.33%	)(f)	(1.70%	)(f)

Portfolio turnover rate	207%	(d)	471%	(h)

(a)	Represents the period from May 28, 2010 (date of initial public offering) through May 31, 2010.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).

(h)	Represents the year ended May 31, 2010.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2010 (Unaudited)

1. ORGANIZATION

Stadion Managed Portfolio and Stadion Core Advantage Portfolio (each, a “Fund,” and, collectively, the “Funds”) are each a diversified series of the Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Stadion Managed Portfolio commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Stadion Core Advantage Portfolio commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Each Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares), Class C shares (sold without any sales loads but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads and distribution and/or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2010 (Unaudited)

security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2010 by security type:

Stadion Managed Portfolio:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$242,706,005	$—	$—	$242,706,005
Money Market Funds	202,400,316	—	—	202,400,316
Total	$445,106,321	$—	$—	$445,106,321

Stadion Core Advantage Portfolio:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,511,611	$—	$—	$32,511,611
Money Market Funds	6,890,946	—	—	6,890,946
Total	$39,402,557	$—	$—	$39,402,557

During the six months ended November 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended or as of November 30, 2010.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The offering price of Class C shares and Class I shares is equal to the net asset value per share. The redemption price per share of each class of shares of each Fund is equal to the net asset value per share.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2010 (Unaudited)

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Allocation between classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

Distributions to Shareholders: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2010, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $2,043,598,095 and $2,026,889,277, respectively, for Stadion Managed Portfolio; and $73,822,059 and $74,828,306, respectively, for Stadion Core Advantage Portfolio.

4. TAX MATTERS

No distributions to shareholders were paid by the Funds during the periods ended November 30, 2010 and May 31, 2010.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2010 (Unaudited)

The following information is computed on a tax basis for each item as of November 30, 2010:

	Managed Portfolio	Core Advantage Portfolio
Tax cost of portfolio investments	$433,627,084	$37,130,411
Gross unrealized appreciation	$12,214,169	$2,346,341
Gross unrealized depreciation	(734,932)	(74,195)
Net unrealized appreciation	11,479,237	2,272,146
Undistributed ordinary income	10,742,809	—
Capital loss carryforwards	—	(1,706,605)
Post-October losses	—	(1,032,328)
Other gains	26,451,077	1,536,952
Accumulated earnings	$48,673,123	$1,070,165

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Stadion Core Advantage Portfolio is due to differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of May 31, 2010, Stadion Core Advantage Portfolio had capital loss carryforwards of $1,706,605, which expire May 31, 2017. In addition, Stadion Core Advantage Portfolio had net realized capital losses of $1,032,328 during the period November 1, 2009 through May 31, 2010, which are treated for federal income tax purposes as arising during the Fund’s tax year ending May 31, 2011. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended May 31, 2007 through May 31, 2010) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

5. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Stadion Money Management, Inc. (the “Advisor”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2010 (Unaudited)

and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2011. Accordingly, during the six months ended November 30, 2010, with respect to the Stadion Core Advantage Portfolio, the Advisor waived $557 of its advisory fees and reimbursed the Fund for $15,213 of Class A expenses, $17,220 of Class C expenses and $15,190 of Class I expenses. During the six months ended November 30, 2010, there were no advisory fees waived or expenses reimbursed by the Advisor for the Stadion Managed Portfolio. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Trust.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Funds reimburse the Advisor $82,500 annually for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.150% of its average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; 0.100% of such assets from $50 million to $250 million; 0.075% of such assets from $250 million to $500 million; and 0.050% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $2,500 per month plus an asset-based fee of 0.01% of its average daily net assets. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, provided, however, that the minimum monthly fee for a share class is $1,000 if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more. In addition, the Funds pay out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION PLAN

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2010 (Unaudited)

of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares.

During the six months ended November 30, 2010, Class A and Class C shares of Stadion Managed Portfolio paid distribution expenses of $793,296 and $448,960, respectively, and Class A and Class C shares of Stadion Core Advantage Portfolio paid distribution expenses of $53,579 and $13,775, respectively.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. In addition, during the six months ended November 30, 2010, the Distributor earned underwriter fees of $158,742 and $7,467 on the sale of Class A shares of Stadion Managed Portfolio and Stadion Core Advantage Portfolio, respectively.

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2010	Year Ended May 31, 2010
Stadion Managed Portfolio - Class A
Shares sold (Note 1)	33,814,759	42,231,985
Shares redeemed	(10,856,645)	(5,761,577)
Net increase in shares outstanding	22,958,114	36,470,408
Shares outstanding beginning of period	51,477,008	15,006,600
Shares outstanding end of period	74,435,122	51,477,008

Stadion Managed Portfolio - Class C
Shares sold (Note 1)	7,136,627	5,969,884
Shares redeemed	(382,739)	(203,830)
Net increase in shares outstanding	6,753,888	5,766,054
Shares outstanding beginning of period	5,766,054	—
Shares outstanding end of period	12,519,942	5,766,054

Stadion Managed Portfolio - Class I
Shares sold (Note 1)	10,430,875	104
Shares redeemed	(168,067)	—
Net increase in shares outstanding	10,262,808	104
Shares outstanding beginning of period	104	—
Shares outstanding end of period	10,262,912	104

Stadion Core Advantage Portfolio - Class A
Shares sold (Note 1)	406,230	1,395,500
Shares redeemed	(296,777)	(574,560)
Net increase in shares outstanding	109,453	820,940
Shares outstanding beginning of period	4,030,031	3,209,091
Shares outstanding end of period	4,139,484	4,030,031

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2010 (Unaudited)

Six Months Ended November 30, 2010	Year Ended May 31, 2010
Stadion Core Advantage Portfolio - Class C
Shares sold (Note 1)	212,381	152,113
Shares redeemed	(14,037)	(8,800)
Net increase in shares outstanding	198,344	143,313
Shares outstanding beginning of period	143,313	—
Shares outstanding end of period	341,657	143,313

Stadion Core Advantage Portfolio - Class I
Shares sold (Note 1)	26,716	98
Shares redeemed	(3)	—
Net increase in shares outstanding	26,713	98
Shares outstanding beginning of period	98	—
Shares outstanding end of period	26,811	98

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

9. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2010) and held until the end of the period (November 30, 2010).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Stadion Managed Portfolio – Class A
	Beginning Account Value June 1, 2010	Ending Account Value Nov. 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,045.60	$7.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.45	$7.69

*	Expenses are equal to the annualized expense ratio of 1.52% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Managed Portfolio – Class C
	Beginning Account Value June 1, 2010	Ending Account Value Nov. 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,041.70	$11.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.44	$11.71

*	Expenses are equal to the annualized expense ratio of 2.32% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Managed Portfolio – Class I
	Beginning Account Value June 1, 2010	Ending Account Value Nov. 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,047.70	$6.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	$6.43

*	Expenses are equal to the annualized expense ratio of 1.27% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Core Advantage Portfolio – Class A
	Beginning Account Value June 1, 2010	Ending Account Value Nov. 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,072.40	$10.13
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.29	$9.85

*	Expenses are equal to the annualized expense ratio of 1.95% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Stadion Core Advantage Portfolio – Class C
	Beginning Account Value June 1, 2010	Ending Account Value Nov. 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,068.80	$14.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.53	$13.62

*	Expenses are equal to the annualized expense ratio of 2.70% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Core Advantage Portfolio – Class I
	Beginning Account Value June 1, 2010	Ending Account Value Nov. 30, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,074.40	$8.84
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	$8.59

*	Expenses are equal to the annualized expense ratio of 1.70% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders.  The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer
Date	January 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer
Date	January 19, 2011

By (Signature and Title)*		/s/ Timothy A. Chapman
Timothy A. Chapman, Treasurer and Principal Financial Officer
Date	January 19, 2011

* Print the name and title of each signing officer under his or her signature.